RESTRICTED NET ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Minimum required percentage of after tax profit appropriated to general reserve fund	10.00%
Threshold percentage of general reserve fund to registered capital	50.00%
Reserve funds not distributed as cash dividends	¥ 771	¥ 604	¥ 502
Restricted share capital	3,075
Restricted net assets not available for distribution to the Company in the form of dividends, loans or advances	3,846
General reserve not distributable as cash dividends or other cash disbursements	12
Deutsche Hospitality
Restricted share capital	¥ 5